Condensed Balance Sheets (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 159,128,000	987,327,000	$ 201,380,000	1,249,481,000	676,476,000	1,976,555,000	$ 15,120,000	93,812,000	$ 753,000	4,671,000	3,216,000	6,770,000
Other receivables	4,471,000	27,740,000		33,544,000			16,000	99,000		98,000
Deferred expenses							62,000	384,000		4,155,000
Amount due from subsidiaries	80,235,000	497,827,000		530,732,000			642,311,000	3,985,284,000		3,480,154,000
Total current assets	723,038,000	4,486,161,000		3,962,293,000			657,509,000	4,079,579,000		3,489,078,000
Non-current assets:
Long-term deferred expenses							0	0		175,000
Total non-current assets	791,696,000	4,912,157,000		4,899,651,000			0	0		175,000
Total assets	1,514,734,000	9,398,318,000		8,861,944,000			657,509,000	4,079,579,000		3,489,253,000
Current liabilities:
Accrued expenses and other payables							1,890,000	11,724,000		14,987,000
Amount due to subsidiaries	74,630,000	463,053,000		255,033,000			3,306,000	20,515,000		20,441,000
Convertible bonds	83,802,000	519,958,000		0			83,802,000	519,958,000		0
Total current liabilities	932,274,000	5,784,385,000		3,371,217,000			88,998,000	552,197,000		35,428,000
Non-current liabilities:
Long term bank borrowings	249,707,000	1,549,331,000		2,446,076,000			85,800,000	532,353,000		0
Convertible bonds							0	0		470,357,000
Loss in excess of investments							260,858,000	1,618,520,000		1,093,073,000
Total non-current liabilities	360,608,000	2,237,424,000		3,600,332,000			346,658,000	2,150,873,000		1,563,430,000
Total liabilities	1,292,882,000	8,021,809,000		6,971,549,000			435,656,000	2,703,070,000		1,598,858,000
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2013 and 2014, respectively )	4,000	24,000		24,000			4,000	24,000		24,000
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and nil shares authorized; 431,525,432 shares and 457,980,262 shares issued and outstanding at December 31, 2013 and 2014, respectively)	54,000	337,000		321,000			54,000	337,000		321,000
Additional paid-in capital	665,278,000	4,127,783,000		4,022,147,000			665,278,000	4,127,783,000		4,022,147,000
Accumulated deficit							(444,315,000)	(2,756,800,000)		(2,130,067,000)
Accumulated other comprehensive income (loss)	832,000	5,165,000		(2,030,000)			832,000	5,165,000		(2,030,000)
Total shareholders' equity	221,848,000	1,376,485,000		1,890,371,000	2,747,319,000	4,303,615,000	221,849,000	1,376,485,000		1,890,371,000
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,514,734,000	9,398,318,000		8,861,944,000			$ 657,509,000	4,079,579,000		3,489,253,000